Intangible Assets - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 2,214	£ 2,128
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	2,200	£ 2,100
Intangible assets, acquired	£ 200